Share based payment reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance, value	$ 46,425	$ 24,869
Ending balance, value	51,159	46,425
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	5,680	2,748
Share based compensation - Common shares	3,113	2,933
Transfer of reserve on exercise of options	(1,968)	(1)
Ending balance, value	$ 6,825	$ 5,680